Schedule of component of income tax expense (Details)	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Notes and other explanatory information [abstract]
Current year	$ 202,923	$ 260,939	$ 388
Deferred tax credit	(66,144)	(85,055)
Income tax (benefit)/expense recognized in profit or loss	$ 136,779	$ 175,884	$ 388